Current assets and liabilities - Deferred Income (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets and liabilities
Deferred income	€ 33,773	€ 10,268
Forgivable loan	21,125	0
Customer reimbursements for equipment	€ 8,567	€ 10,068